Long-Term Debt - 192.1 Million Term Loan Facility (Details) - USD ($) $ in Millions	Sep. 16, 2025	Oct. 20, 2025	Jul. 31, 2019
$192.1 million loan facility
Long-Term Debt
Face amount of debt			$ 192.1
$192.1 million loan facility | Tove Facility
Long-Term Debt
Final payment to be paid			66.6
$192.1 million loan facility | Synnve Facility
Long-Term Debt
Final payment to be paid			$ 72.3
Tove Sale & Leaseback | Knutsen Shuttle Tankers 35 AS
Long-Term Debt
Lease period	10 years
Gross sales price	$ 100.0
Synnve Knutsen
Long-Term Debt
Face amount of debt		$ 71.1